EQUITY ACCOUNTED INVESTMENTS - Narrative (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about investment property [line items]
Impact of warrant conversion		$ 0	$ (11,499)
Investment Accounted For Using Equity Method, Exercise Of Warrants			(1,434)
Investments accounted for using equity method | BSREP III
Disclosure of detailed information about investment property [line items]
Impact of warrant conversion	$ (1,434)	$ 0	$ (1,434)